FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

5.    FINANCIAL INSTRUMENTS

Financial instruments held by the Group as of December 31, 2020 and 2019:

	Fair value		Fair value
	through		through
Financial Instruments as of 12/31/2020	profit or loss	Amortized Cost	OCI	Total
Assets
- Cash and due from banks	—	36,674,869	—	36,674,869
- Debt securities at fair value through profit or loss	9,871,903	—	—	9,871,903
- Derivatives	143,944	—	—	143,944
- Reverse Repo transactions	—	22,354,735	—	22,354,735
- Other financial assets	3,407,891	877,330	—	4,285,221
- Loans and other financing	—	105,395,186	—	105,395,186
- Other debt securities	—	6,325,194	34,534,781	40,859,975
- Financial assets pledged as collateral	4,687,488	217,447	—	4,904,935
- Investments in Equity Instruments	87,131	—	29,197	116,328
Total Assets	18,198,357	171,844,761	34,563,978	224,607,096
Liabilities
- Deposits	—	178,641,594	—	178,641,594
- Liabilities at fair value through profit or loss	2,002,005	—	—	2,002,005
- Derivates	1,995	—	—	1,995
- Other financial liabilities	7,326,629	202,260	—	7,528,889
- Financing received from the Argentine Central Bank and other financial institutions	—	5,852,292	—	5,852,292
- Unsubordinated debt securities	—	4,226,748	—	4,226,748
- Subordinated debt securities	—	1,140,469	—	1,140,469
Total Liabilities	9,330,629	190,063,363	—	199,393,992

	Fair value		Fair value
	through		through
Financial Instruments as of 12/31/2019	profit or loss	Amortized Cost	OCI	Total
Assets
- Cash and due from banks	—	35,945,335	—	35,945,335
- Debt securities at fair value through profit or loss	773,961	—	—	773,961
- Derivatives	350,680	—	—	350,680
- Other financial assets	1,499,631	1,355,055	—	2,854,686
- Loans and other financing	—	119,817,347	—	119,817,347
- Other debt securities	—	4,475,465	9,762,875	14,238,340
- Financial assets pledged as collateral	6,704,298	557,038	—	7,261,336
- Investments in Equity Instruments	7,891	—	11,957	19,848
Total Assets	9,336,461	162,150,240	9,774,832	181,261,533
Liabilities
- Deposits	—	121,176,255	—	121,176,255
- Liabilities at fair value through profit or loss	258,060	—	—	258,060
- Repo transactions	—	435,401	—	435,401
- Other financial liabilities	8,163,994	4,245,990	—	12,409,984
- Financing received from the Argentine Central Bank and other financial institutions	—	12,276,610	—	12,276,610
- Unsubordinated debt securities	—	8,286,163	—	8,286,163
- Subordinated debt securities	—	2,886,028	—	2,886,028
Total Liabilities	8,422,054	149,306,447	—	157,728,501